Distribution Date:	02/18/26	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C30
Determination Date:	02/11/26
Next Distribution Date:	03/17/26
Record Date:	01/30/26	Commercial Mortgage Pass-Through Certificates
Series 2016-C30

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	3		General Information Number	(212) 761-4000	cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	4		1585 Broadway | New York, NY 10036 | United States
		Master Servicer	Trimont LLC
Additional Information	5
			Attention: CMBS Servicing		commercial.servicing@trimont.com
Bond / Collateral Reconciliation - Cash Flows	6
			One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	LNR Partners, LLC
Current Mortgage Loan and Property Stratification	8-12		Heather Bennett and Arne Shulkin		hbennett@starwood.com; ashulkin@lnrpartners.com;
Mortgage Loan Detail (Part 1)	13-14				lnr.cmbs.notices@lnrproperty.com
			2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 2)	15-16
		Operating Advisor & Asset	Park Bridge Lender Services LLC
Principal Prepayment Detail	17	Representations Reviewer
Historical Detail	18		David Rodgers	(212) 230-9025
Delinquency Loan Detail	19		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
Specially Serviced Loan Detail - Part 1	21		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 2	22				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23
		Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	24		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Historical Bond / Collateral Loss Reconciliation Detail	25		1100 North Market Street | Wilmington, DE 19890 | United States
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	61766NAW5	1.389000%	34,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	61766NAX3	2.651000%	4,400,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	61766NAY1	2.729000%	46,900,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	61766NAZ8	2.367000%	13,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	61766NBA2	2.600000%	230,000,000.00	126,655,663.19	82,715,764.46	274,420.60	0.00	0.00	82,990,185.06	43,939,898.73	44.08%	30.00%
A-5	61766NBB0	2.860000%	291,364,000.00	291,364,000.00	0.00	694,417.53	0.00	0.00	694,417.53	291,364,000.00	44.08%	30.00%
A-S	61766NBE4	3.175000%	79,671,000.00	79,671,000.00	0.00	210,796.19	0.00	0.00	210,796.19	79,671,000.00	30.79%	21.00%
B	61766NBF1	3.307000%	42,049,000.00	42,049,000.00	0.00	115,880.04	0.00	0.00	115,880.04	42,049,000.00	23.78%	16.25%
C	61766NBG9	3.933424%	40,942,000.00	40,942,000.00	0.00	134,201.86	0.00	0.00	134,201.86	40,942,000.00	16.95%	11.63%
D	61766NAJ4	3.000000%	38,729,000.00	38,729,000.00	0.00	96,822.50	0.00	0.00	96,822.50	38,729,000.00	10.49%	7.25%
E	61766NAL9	3.000000%	24,344,000.00	24,344,000.00	0.00	60,860.00	0.00	0.00	60,860.00	24,344,000.00	6.43%	4.50%
F	61766NAN5	3.000000%	9,959,000.00	9,959,000.00	0.00	14,737.39	0.00	0.00	14,737.39	9,959,000.00	4.77%	3.38%
G*	61766NAQ8	3.000000%	29,876,844.00	28,583,291.96	0.00	0.00	0.00	0.00	0.00	28,583,291.96	0.00%	0.00%
V	61766NAT2	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	61766NAU9	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			885,234,844.02	682,296,955.15	82,715,764.46	1,602,136.11	0.00	0.00	84,317,900.57	599,581,190.69

X-A	61766NBC8	1.152201%	619,664,000.00	418,019,663.19	0.00	401,368.85	0.00	0.00	401,368.85	335,303,898.73
X-B	61766NBD6	0.533406%	162,662,000.00	162,662,000.00	0.00	72,304.04	0.00	0.00	72,304.04	162,662,000.00
X-D	61766NAA3	0.933424%	38,729,000.00	38,729,000.00	0.00	30,125.47	0.00	0.00	30,125.47	38,729,000.00
X-E	61766NAC9	0.933424%	24,344,000.00	24,344,000.00	0.00	18,936.05	0.00	0.00	18,936.05	24,344,000.00
X-F	61766NAE5	0.933424%	9,959,000.00	9,959,000.00	0.00	7,746.64	0.00	0.00	7,746.64	9,959,000.00
X-G	61766NAG0	0.933424%	29,876,844.00	28,583,291.96	0.00	22,233.60	0.00	0.00	22,233.60	28,583,291.96
Notional SubTotal			885,234,844.00	682,296,955.15	0.00	552,714.65	0.00	0.00	552,714.65	599,581,190.69

Deal Distribution Total					82,715,764.46	2,154,850.76	0.00	0.00	84,870,615.22

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61766NAW5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	61766NAX3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	61766NAY1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	61766NAZ8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	61766NBA2	550.67679648	359.63375852	1.19313304	0.00000000	0.00000000	0.00000000	0.00000000	360.82689157	191.04303796
A-5	61766NBB0	1,000.00000000	0.00000000	2.38333332	0.00000000	0.00000000	0.00000000	0.00000000	2.38333332	1,000.00000000
A-S	61766NBE4	1,000.00000000	0.00000000	2.64583336	0.00000000	0.00000000	0.00000000	0.00000000	2.64583336	1,000.00000000
B	61766NBF1	1,000.00000000	0.00000000	2.75583343	0.00000000	0.00000000	0.00000000	0.00000000	2.75583343	1,000.00000000
C	61766NBG9	1,000.00000000	0.00000000	3.27785306	0.00000000	0.00000000	0.00000000	0.00000000	3.27785306	1,000.00000000
D	61766NAJ4	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E	61766NAL9	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
F	61766NAN5	1,000.00000000	0.00000000	1.47980621	1.02019379	3.07383271	0.00000000	0.00000000	1.47980621	1,000.00000000
G	61766NAQ8	956.70385935	0.00000000	0.00000000	2.39175965	68.67093827	0.00000000	0.00000000	0.00000000	956.70385935
V	61766NAT2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	61766NAU9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61766NBC8	674.59084793	0.00000000	0.64772014	0.00000000	0.00000000	0.00000000	0.00000000	0.64772014	541.10598442
X-B	61766NBD6	1,000.00000000	0.00000000	0.44450480	0.00000000	0.00000000	0.00000000	0.00000000	0.44450480	1,000.00000000
X-D	61766NAA3	1,000.00000000	0.00000000	0.77785303	0.00000000	0.00000000	0.00000000	0.00000000	0.77785303	1,000.00000000
X-E	61766NAC9	1,000.00000000	0.00000000	0.77785286	0.00000000	0.00000000	0.00000000	0.00000000	0.77785286	1,000.00000000
X-F	61766NAE5	1,000.00000000	0.00000000	0.77785320	0.00000000	0.00000000	0.00000000	0.00000000	0.77785320	1,000.00000000
X-G	61766NAG0	956.70385935	0.00000000	0.74417499	0.00000000	0.00000000	0.00000000	0.00000000	0.74417499	956.70385935

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	01/01/26 - 01/30/26	30	0.00	274,420.60	0.00	274,420.60	0.00	0.00	0.00	274,420.60	0.00
A-5	01/01/26 - 01/30/26	30	0.00	694,417.53	0.00	694,417.53	0.00	0.00	0.00	694,417.53	0.00
X-A	01/01/26 - 01/30/26	30	0.00	401,368.85	0.00	401,368.85	0.00	0.00	0.00	401,368.85	0.00
X-B	01/01/26 - 01/30/26	30	0.00	72,304.04	0.00	72,304.04	0.00	0.00	0.00	72,304.04	0.00
X-D	01/01/26 - 01/30/26	30	0.00	30,125.47	0.00	30,125.47	0.00	0.00	0.00	30,125.47	0.00
X-E	01/01/26 - 01/30/26	30	0.00	18,936.05	0.00	18,936.05	0.00	0.00	0.00	18,936.05	0.00
X-F	01/01/26 - 01/30/26	30	0.00	7,746.64	0.00	7,746.64	0.00	0.00	0.00	7,746.64	0.00
X-G	01/01/26 - 01/30/26	30	0.00	22,233.60	0.00	22,233.60	0.00	0.00	0.00	22,233.60	0.00
A-S	01/01/26 - 01/30/26	30	0.00	210,796.19	0.00	210,796.19	0.00	0.00	0.00	210,796.19	0.00
B	01/01/26 - 01/30/26	30	0.00	115,880.04	0.00	115,880.04	0.00	0.00	0.00	115,880.04	0.00
C	01/01/26 - 01/30/26	30	0.00	134,201.86	0.00	134,201.86	0.00	0.00	0.00	134,201.86	0.00
D	01/01/26 - 01/30/26	30	0.00	96,822.50	0.00	96,822.50	0.00	0.00	0.00	96,822.50	0.00
E	01/01/26 - 01/30/26	30	0.00	60,860.00	0.00	60,860.00	0.00	0.00	0.00	60,860.00	0.00
F	01/01/26 - 01/30/26	30	20,401.19	24,897.50	0.00	24,897.50	10,160.11	0.00	0.00	14,737.39	30,612.30
G	01/01/26 - 01/30/26	30	1,975,274.49	71,458.23	0.00	71,458.23	71,458.23	0.00	0.00	0.00	2,051,670.91
Totals			1,995,675.68	2,236,469.10	0.00	2,236,469.10	81,618.34	0.00	0.00	2,154,850.76	2,082,283.21

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	84,870,615.22
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,320,192.31	Master Servicing Fee	3,917.35
Interest Reductions due to Nonrecoverability Determination	(19,116.56)	Certificate Administrator Fee	3,675.85
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	293.77
ARD Interest	0.00	Operating Advisor Fee	1,285.14
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	329.02
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,301,075.75	Total Fees	9,791.13

Principal		Expenses/Reimbursements
Scheduled Principal	78,268,495.16	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	46,277.70
Principal Prepayments	4,447,269.30	Special Servicing Fees (Monthly)	16,242.53
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	82,715,764.46	Total Expenses/Reimbursements	62,520.23

		Interest Reserve Deposit	73,913.66

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,154,850.76
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	82,715,764.46
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	84,870,615.22
Total Funds Collected	85,016,840.21	Total Funds Distributed	85,016,840.24

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	682,296,955.15	682,296,955.15	Beginning Certificate Balance	682,296,955.15
(-) Scheduled Principal Collections	78,268,495.16	78,268,495.16	(-) Principal Distributions	82,715,764.46
(-) Unscheduled Principal Collections	4,447,269.30	4,447,269.30	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	599,581,190.69	599,581,190.69	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	683,131,812.46	683,131,812.46	Ending Certificate Balance	599,581,190.69
Ending Actual Collateral Balance	600,519,991.85	600,519,991.85

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	1,293,552.81	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	1,293,552.81	0.00	Net WAC Rate	3.93%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	10	126,081,156.21	21.03%	6	4.3712	NAP	Defeased	10	126,081,156.21	21.03%	6	4.3712	NAP
5,000,000 or less	7	26,585,112.28	4.43%	6	4.6773	1.653971	1.30 or less	5	105,430,790.50	17.58%	5	4.3417	0.736956
5,000,001 to 10,000,000	6	35,893,516.65	5.99%	5	4.4708	1.828344	1.31 to 1.40	2	23,779,273.99	3.97%	4	4.3285	1.315907
10,000,001 to 15,000,000	2	23,237,682.51	3.88%	2	4.9470	1.309701	1.41 to 1.50	2	57,636,599.17	9.61%	8	4.0050	1.419670
15,000,001 to 20,000,000	3	53,619,250.00	8.94%	6	3.7633	1.823324	1.51 to 1.60	3	14,199,300.95	2.37%	4	4.8523	1.565801
20,000,001 to 25,000,000	4	87,651,334.90	14.62%	6	4.3766	2.203611	1.61 to 1.80	2	75,795,695.13	12.64%	7	3.3844	1.738656
25,000,001 to 50,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.81 to 2.00	3	32,300,126.46	5.39%	6	3.8171	1.848390
50,000,001 or greater	4	246,513,138.14	41.11%	7	3.7278	1.645598	2.01 to 2.25	2	78,230,504.33	13.05%	6	3.6607	2.206971
Totals	36	599,581,190.69	100.00%	6	4.0950	1.768246	2.26 to 2.50	2	15,097,103.10	2.52%	6	4.6056	2.347392
							2.51 to 3.00	1	5,195,431.35	0.87%	5	4.7300	2.547900
							3.01 or greater	4	65,835,209.50	10.98%	6	4.3051	3.201105
							Totals	36	599,581,190.69	100.00%	6	4.0950	1.768246
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	12	126,081,156.21	21.03%	6	4.3712	NAP
							Defeased	12	126,081,156.21	21.03%	6	4.3712	NAP
California	4	40,153,142.66	6.70%	4	4.4048	0.692552
							Lodging	5	55,077,099.98	9.19%	6	4.4829	2.163433
Colorado	1	5,731,340.03	0.96%	7	4.3700	1.822200
							Mixed Use	2	12,030,770.60	2.01%	7	4.4658	1.636069
Delaware	1	50,111,614.44	8.36%	6	4.2730	0.915900
							Multi-Family	2	8,425,935.68	1.41%	6	4.7185	2.379549
Florida	4	66,242,894.18	11.05%	8	4.0623	1.556248
							Office	7	122,485,193.06	20.43%	5	4.2477	1.324531
Georgia	1	3,748,752.20	0.63%	4	4.1680	1.308200
							Retail	15	270,965,916.26	45.19%	6	3.7817	1.861672
Illinois	1	4,285,691.16	0.71%	6	5.1800	(0.327700)
							Self Storage	1	4,515,118.89	0.75%	7	4.1500	2.443700
Massachusetts	1	10,381,159.96	1.73%	4	4.1680	1.308200
							Totals	44	599,581,190.69	100.00%	6	4.0950	1.768246
Michigan	5	98,766,325.45	16.47%	7	3.6438	2.063202

Nevada	2	20,000,000.00	3.34%	5	3.7440	3.484994

New York	2	6,824,189.52	1.14%	5	4.9791	1.714053

North Carolina	1	10,581,984.21	1.76%	5	4.8000	2.306300

Ohio	2	79,754,960.01	13.30%	6	3.6804	2.173663

Pennsylvania	4	29,231,767.41	4.88%	6	4.6647	2.698885

South Carolina	1	6,055,676.64	1.01%	4	4.1680	1.308200

Washington, DC	2	41,630,536.60	6.94%	6	3.9210	1.502144

Totals	44	599,581,190.69	100.00%	6	4.0950	1.768246

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	10	126,081,156.21	21.03%	6	4.3712	NAP	Defeased	10	126,081,156.21	21.03%	6	4.3712	NAP
	4.5000% or less	16	396,893,159.82	66.20%	6	3.8659	1.741921	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5001% to 5.0000%	7	56,071,800.01	9.35%	6	4.7195	2.420856	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0001% or greater	3	20,535,074.65	3.42%	1	5.1210	0.463076	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	36	599,581,190.69	100.00%	6	4.0950	1.768246	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
								49 months or greater	26	473,500,034.48	78.97%	6	4.0214	1.766858
								Totals	36	599,581,190.69	100.00%	6	4.0950	1.768246
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	10	126,081,156.21	21.03%	6	4.3712	NAP	Defeased	10	126,081,156.21	21.03%	6	4.3712	NAP
	84 months or less	26	473,500,034.48	78.97%	6	4.0214	1.766858	Interest Only	6	201,747,250.00	33.65%	6	3.5447	1.958999
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	270 months or less	20	271,752,784.48	45.32%	6	4.3753	1.624214
	Totals	36	599,581,190.69	100.00%	6	4.0950	1.768246	271 months to 300 months	0	0.00	0.00%	0	0.0000	0.000000
								301 or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	36	599,581,190.69	100.00%	6	4.0950	1.768246
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	10	126,081,156.21	21.03%	6	4.3712	NAP			No outstanding loans in this group
Underwriter's Information		1	3,128,000.00	0.52%	5	3.7440	3.277296
	12 months or less	25	470,372,034.48	78.45%	6	4.0232	1.756814
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	36	599,581,190.69	100.00%	6	4.0950	1.768246
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	453011370	OF	Boston	MA	Actual/360	2.798%	138,548.60	57,500,000.00	0.00	08/06/26	11/06/28	02/06/26	57,500,000.00	0.00	02/06/26
1A	453011391	OF	Boston	MA	Actual/360	2.798%	24,095.41	10,000,000.00	0.00	08/06/26	11/06/28	02/06/26	10,000,000.00	0.00	02/06/26
1B	453011392	OF	Boston	MA	Actual/360	2.798%	24,095.41	10,000,000.00	0.00	08/06/26	11/06/28	02/06/26	10,000,000.00	0.00	02/06/26
2	453011388	RT	Columbus	OH	Actual/360	3.616%	233,526.88	0.00	0.00	N/A	08/05/26	--	75,000,000.00	75,000,000.00	02/05/26
3	300801500	RT	Ann Arbor	MI	Actual/360	3.292%	198,434.44	0.00	0.00	N/A	09/01/26	--	70,000,000.00	70,000,000.00	02/01/26
4	1647831	RT	Estero	FL	Actual/360	3.953%	175,342.04	109,483.76	0.00	N/A	10/01/26	--	51,511,007.46	51,401,523.70	02/01/26
5	695100688	OF	Wilmington	DE	Actual/360	4.273%	184,694.43	83,530.54	0.00	N/A	08/06/26	--	50,195,144.98	50,111,614.44	06/06/25
6	695100692	OF	Miami	FL	Actual/360	4.716%	141,212.04	77,019.93	0.00	N/A	08/06/26	--	34,772,725.35	34,695,705.42	02/06/26
8	300801491	MF	Clemson	SC	Actual/360	4.100%	93,194.33	51,765.18	0.00	N/A	08/01/26	--	26,396,507.05	26,344,741.87	02/01/26
9	695100687	OF	Troy	MI	Actual/360	4.500%	89,215.24	52,656.65	0.00	N/A	08/06/26	--	23,023,286.98	22,970,630.33	02/06/26
10	1647550	LO	Hazleton	PA	Actual/360	4.600%	90,772.47	51,332.55	0.00	N/A	09/01/26	--	22,915,911.72	22,864,579.17	02/01/26
11	300801496	LO	Washington	DC	Actual/360	4.204%	78,492.36	51,770.63	0.00	N/A	08/01/26	--	21,682,307.23	21,630,536.60	02/01/26
12	300801503	RT	Various	Various	Actual/360	4.168%	72,624.77	49,163.05	0.00	N/A	06/01/26	--	20,234,751.85	20,185,588.80	02/01/26
13	306561013	RT	Las Vegas	NV	Actual/360	3.744%	54,395.33	0.00	0.00	N/A	07/01/26	--	16,872,000.00	16,872,000.00	02/01/26
13A	306561113	RT	Las Vegas	NV	Actual/360	3.744%	10,084.67	0.00	0.00	N/A	07/01/26	--	3,128,000.00	3,128,000.00	02/01/26
14	300801502	OF	Washington	DC	Actual/360	3.615%	62,258.33	0.00	0.00	N/A	08/10/26	--	20,000,000.00	20,000,000.00	02/10/26
16	1647705	IN	Goodlettsville	TN	Actual/360	4.280%	70,025.56	0.00	0.00	N/A	05/01/26	--	19,000,000.00	19,000,000.00	02/01/26
18	300801499	OF	Long Beach	CA	Actual/360	3.960%	57,108.12	0.00	0.00	N/A	09/01/26	--	16,747,250.00	16,747,250.00	02/01/26
21	302691163	OF	Los Angeles	CA	Actual/360	5.070%	55,341.79	20,413.31	0.00	N/A	01/06/26	--	12,676,111.61	12,655,698.30	12/06/25
22	306561022	LO	Greensboro	NC	Actual/360	4.800%	43,889.03	36,330.54	0.00	N/A	07/01/26	--	10,618,314.75	10,581,984.21	02/01/26
23	306561023	MF	Boerne	TX	Actual/360	4.150%	43,522.77	23,559.49	0.00	N/A	09/01/26	--	12,178,933.97	12,155,374.48	02/01/26
24	1647763	LO	East Point	GA	Actual/360	4.330%	38,218.26	0.00	0.00	N/A	10/01/26	--	10,250,000.00	10,250,000.00	02/01/26
26	300801498	MU	Santa Clarita	CA	Actual/360	4.434%	23,890.30	21,933.41	0.00	N/A	09/01/26	--	6,257,008.88	6,235,075.47	02/01/26
28	300801441	RT	Lower Macungie	PA	Actual/360	4.897%	26,909.46	14,207.73	0.00	N/A	03/01/26	--	6,381,395.97	6,367,188.24	02/01/26
30	1647718	RT	The Villages	FL	Actual/360	3.950%	22,382.27	11,547.14	0.00	N/A	09/01/26	--	6,580,333.57	6,568,786.43	02/01/26
31	306561031	RT	Fort Collins	CO	Actual/360	4.370%	21,617.44	13,311.89	0.00	N/A	09/01/26	--	5,744,651.92	5,731,340.03	02/01/26
32	695100699	RT	Carmel	IN	Actual/360	4.780%	24,501.07	12,013.99	0.00	N/A	09/06/26	--	5,952,480.79	5,940,466.80	02/06/26
33	300801492	SS	Glendale	AZ	Actual/360	4.280%	25,061.78	0.00	0.00	N/A	08/01/26	--	6,800,000.00	6,800,000.00	02/01/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
34	306561034	MU	Canton	MI	Actual/360	4.500%	22,502.67	11,445.25	0.00	N/A	08/01/26	--	5,807,140.38	5,795,695.13	02/01/26
35	306561035	MF	Tarpon Springs	FL	Actual/360	4.730%	21,208.44	11,579.44	0.00	N/A	07/01/26	--	5,207,010.79	5,195,431.35	02/01/26
36	1647739	RT	Brookfield	WI	Actual/360	4.000%	18,936.99	10,901.47	0.00	N/A	09/01/26	--	5,497,836.56	5,486,935.09	02/01/26
37	695100700	RT	Bellaire	OH	Actual/360	4.697%	19,268.66	9,039.12	0.00	N/A	09/06/26	--	4,763,999.13	4,754,960.01	02/06/26
38	300801507	SS	Various	SC	Actual/360	4.257%	16,335.87	4,456,350.99	0.00	N/A	09/01/26	--	4,456,350.99	0.00	02/01/26
39	300801497	SS	Los Angeles	CA	Actual/360	4.150%	16,162.64	7,656.42	0.00	N/A	09/01/26	--	4,522,775.31	4,515,118.89	02/01/26
41	306561041	RT	Tinley Park	IL	Actual/360	5.180%	0.00	0.00	0.00	N/A	08/01/26	--	4,285,691.16	4,285,691.16	02/01/19
42	306561042	RT	Richfield Springs	NY	Actual/360	5.230%	16,218.22	7,473.30	0.00	N/A	06/01/26	--	3,601,158.49	3,593,685.19	02/01/26
43	306561043	MF	Ithaca	NY	Actual/360	4.700%	13,097.65	5,702.97	0.00	N/A	09/01/26	--	3,236,207.30	3,230,504.33	02/01/26
44	300801488	IN	Columbus	OH	Actual/360	4.543%	12,245.11	5,731.18	0.00	N/A	07/01/26	--	3,130,117.25	3,124,386.07	02/01/26
45	1647806	RT	Boynton Beach	FL	Actual/360	5.000%	13,268.00	4,447.11	0.00	N/A	09/01/26	--	3,081,599.81	3,077,152.70	02/01/26
47	306561047	RT	Lees Summit	MO	Actual/360	4.250%	8,376.90	5,397.42	0.00	N/A	09/01/26	--	2,288,943.90	2,283,546.48	02/01/26
Totals							2,301,075.75	82,715,764.46	0.00				682,296,955.15	599,581,190.69
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
1B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
2	53,977,787.02	44,281,401.36	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
3	10,995,361.16	7,857,440.92	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
4	16,151,033.43	12,620,129.11	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
5	2,922,745.00	2,948,272.00	10/01/24	09/30/25	12/11/25	12,591,811.22	137,340.27	221,275.14	2,006,741.37	0.00	0.00
6	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
8	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
9	7,911,226.00	5,783,287.00	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
10	5,653,791.97	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	3,077,157.30	2,216,277.40	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
12	10,790,129.52	7,076,954.88	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
13	78,029,697.00	56,617,184.00	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
13A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	24,406,138.00	25,660,368.63	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
18	846,644.00	184,747.48	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
21	948,977.97	634,995.25	01/01/25	06/30/25	--	0.00	0.00	75,468.46	151,400.95	0.00	0.00
22	2,108,704.76	2,419,216.84	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
24	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
26	1,065,426.39	673,594.06	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
28	756,318.47	585,587.53	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
30	812,242.05	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	786,922.00	811,993.00	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
33	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
34	981,624.79	586,444.53	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1,016,680.10	781,617.67	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
37	646,911.79	448,623.18	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
39	736,934.95	528,027.49	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
41	36,682.00	67,026.00	01/01/25	09/30/25	05/12/25	4,285,691.16	386,923.98	0.00	0.00	416,089.08	0.00
42	389,564.27	299,796.60	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
43	532,159.84	365,259.29	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
45	302,292.60	265,428.28	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
47	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	225,883,152.38	173,713,672.50				16,877,502.38	524,264.25	296,743.60	2,158,142.32	416,089.08	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 27

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
38	300801507	4,447,269.30	Payoff Prior to Maturity	0.00	0.00
Totals		4,447,269.30		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 27

								Historical Detail

						Delinquencies¹									Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications			Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#		Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
02/18/26	0	0.00	0	0.00	2	54,397,305.60	0	0.00	1	4,285,691.16	0		0.00	0	0.00	1	4,447,269.30	4.094961%	4.049799%	6
01/16/26	0	0.00	0	0.00	2	54,480,836.14	0	0.00	1	4,285,691.16	0		0.00	0	0.00	0	0.00	3.949038%	3.912380%	7
12/17/25	0	0.00	0	0.00	2	54,564,060.45	0	0.00	1	4,285,691.16	0		0.00	0	0.00	0	0.00	3.985362%	3.948839%	8
11/18/25	0	0.00	0	0.00	2	54,652,936.06	0	0.00	1	4,285,691.16	0		0.00	0	0.00	0	0.00	3.985909%	3.949374%	9
10/20/25	0	0.00	0	0.00	2	54,735,529.45	0	0.00	1	4,285,691.16	0		0.00	0	0.00	1	13,189,229.76	4.003474%	3.967288%	10
09/17/25	0	0.00	1	50,538,105.49	1	4,285,691.16	0	0.00	1	4,285,691.16	0		0.00	0	0.00	0	0.00	4.023800%	3.987975%	11
08/15/25	1	50,620,072.50	0	0.00	1	4,285,691.16	0	0.00	1	4,285,691.16	0		0.00	0	0.00	0	0.00	4.024318%	3.988484%	12
07/17/25	0	0.00	0	0.00	1	4,285,691.16	0	0.00	1	4,285,691.16	0		0.00	0	0.00	0	0.00	4.024833%	3.988989%	13
06/17/25	0	0.00	0	0.00	1	4,285,691.16	0	0.00	1	4,285,691.16	0		0.00	0	0.00	0	0.00	4.049049%	4.013664%	13
05/16/25	0	0.00	0	0.00	1	4,285,691.16	0	0.00	1	4,285,691.16	0		0.00	0	0.00	0	0.00	4.049560%	4.014165%	14
04/17/25	0	0.00	0	0.00	1	4,285,691.16	0	0.00	1	4,285,691.16	0		0.00	0	0.00	0	0.00	4.050101%	4.031589%	15
03/17/25	0	0.00	0	0.00	1	4,285,691.16	0	0.00	1	4,285,691.16	0		0.00	0	0.00	0	0.00	4.050605%	4.032091%	16
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																			Page 18 of 27

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
5	695100688	06/06/25	7	6	221,275.14	2,006,741.37	42,184.00	50,789,112.42	05/12/25	2
21	302691163	12/06/25	1	5	75,468.46	151,400.95	0.00	12,696,436.19	01/14/26	13
41	306561041	02/01/19	83	6	0.00	0.00	422,992.97	4,506,256.47	05/10/19	7			12/15/22
Totals					296,743.60	2,158,142.32	465,176.97	67,991,805.08
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 27

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		12,655,698	0	12,655,698		0
0 - 6 Months		355,682,879	301,285,573	50,111,614		4,285,691
7 - 12 Months		231,242,614	231,242,614		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		0	0		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Feb-26	599,581,191	532,528,187	12,655,698	0	50,111,614	4,285,691
Jan-26	682,296,955	615,140,007	12,676,112	0	50,195,145	4,285,691
Dec-25	704,234,233	649,670,173	0	0	50,278,369	4,285,691
Nov-25	705,097,031	650,444,095	0	0	50,367,245	4,285,691
Oct-25	718,235,379	651,173,936	0	0	62,775,752	4,285,691
Sep-25	732,335,590	677,511,793	0	50,538,105	0	4,285,691
Aug-25	733,192,226	678,286,462	50,620,073	0	0	4,285,691
Jul-25	734,045,580	729,759,889	0	0	0	4,285,691
Jun-25	752,328,790	748,043,099	0	0	0	4,285,691
May-25	753,206,594	748,920,903	0	0	0	4,285,691
Apr-25	754,134,846	749,849,155	0	0	0	4,285,691
Mar-25	755,005,697	750,720,006	0	0	0	4,285,691
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 27

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
5	695100688	50,111,614.44	50,789,112.42	84,000,000.00	05/26/16	2,948,272.00	0.91590	09/30/25	08/06/26	246
21	302691163	12,655,698.30	12,696,436.19	54,300,000.00	08/19/16	564,633.25	0.47640	06/30/25	01/06/26	246
41	306561041	4,285,691.16	4,506,256.47	2,100,000.00	04/14/25	(74,334.00)	(0.32770)	09/30/25	08/01/26	246
Totals		67,053,003.90	67,991,805.08	140,400,000.00		3,438,571.25

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
5	695100688	OF	DE	05/12/25	2

Loan transferred on 5/14/25 for Imminent Default. Collateral consists of an multi-tenant office complex ("Property") located in Wilmington, DE. Property consists of 305K NRSF across three buildings that were constructed between 1987 and 1990.

Loan re mains due for the payment on 7/6/25. Notice of Default was sent on 7/22/25. Local counsel has been retained to file for foreclosure and/or receivership. Receivership complaint was filed on 10/2/25. Foreclosure was filed on 11/21/25.

Receiver (Newmark Group, Inc.) was appointed on 12/23/25. Lender will dual track the foreclosure process while discussing workout alternatives with Borrower.

21	302691163	OF	CA	01/14/26	13
The loan was not paid in full at maturity date (1-6-26).

41	306561041	RT	IL	05/10/19	7

ucted in 2006. The property is in good condition. The property is currently 58% leased with 3 out of the 8 units currently vacant. In September 2024, the leasing assignment was transferred from Metro Commercial to Kirsch Commercial, and

Kirsch had be gun marketing the vacant units. The property was listed for sale and marketed in the 11/19/25 Real Insight auction. A buyer was identified but did not execute the PSA, and the property is no longer being marketed for sale.

Farbman is the property man ager, and Kirsch Commercial is the leasing broker. There have been recent tours, but there are no leases currently under negotiation. Scheduled capital items for the year include parking lot pole replacements and sidewalk replacements, with an estimated cost of $25,000.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 22 of 27

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
2	453011388	75,000,000.00	3.61590%	75,000,000.00	3.61590%	10	07/07/20	06/05/20	08/11/20
2	453011388	0.00	3.61590%	0.00	3.61590%	10	07/24/20	06/05/20	08/11/20
2	453011388	0.00	3.61590%	0.00	3.61590%	10	06/05/20	06/05/20	08/11/20
7	695100661	35,808,157.36	5.14500%	35,808,157.36	5.14500%	10	05/06/20	05/06/20	06/11/20
19	306561019	14,523,779.03	5.10000%	14,523,779.03	5.10000%	10	08/06/20	08/01/20	09/11/20
40	306561040	0.00	5.20000%	0.00	5.20000%	10	07/01/21	07/01/21	09/13/21
Totals		125,331,936.39		125,331,936.39
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 23 of 27

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 24 of 27

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 25 of 27

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
5	0.00	0.00	10,805.90	0.00	0.00	46,277.70	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	1,936.63	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	19,116.56	0.00	0.00	0.00	0.00
Total	0.00	0.00	16,242.53	0.00	0.00	46,277.70	0.00	19,116.56	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		81,636.79

© 2021 Computershare. All rights reserved. Confidential.												Page 26 of 27

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27